CAPITAL AND FINANCIAL RISK MANAGEMENT - Currency risk management (Details) - Currency risk $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Foreign currency forward and collar contracts
Capital and financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Canadian dollars
Capital and financial risk management
Foreign currency net working capital	$ (30.4)
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	2.8
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(3.4)
Brazilian real
Capital and financial risk management
Foreign currency net working capital	(136.2)
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	12.4
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(15.1)
Chilean peso
Capital and financial risk management
Foreign currency net working capital	14.9
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	(1.4)
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	1.7
Mauritanian ouguiya
Capital and financial risk management
Foreign currency net working capital	54.1
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	(4.9)
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	6.0
Other Currency
Capital and financial risk management
Foreign currency net working capital	(1.2)
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	0.1
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	$ (0.1)